NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 02, 2022	Apr. 14, 2022	Nov. 30, 2020	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Line Items]
(Loss) Income for the period				$ (2,634)	$ (3,989)	$ (5,950)	$ (6,510)	$ (6,553)
Cash used in operating activities						(2,565)		(4,026)
Cash				9,583	$ 9,787	9,583	$ 6,059	$ 9,787	$ 6,059	$ 1,308
Working capital deficiency				$ 9,200		$ 9,200
Increase (decrease) in number of shares outstanding				889,744
Equity issuance, price per share				$ 2.03
Gross proceeds from issuing shares				$ 1,807
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd						63.05%
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Increase (decrease) in number of shares outstanding			5,440,186			5,457,534			2,502,790
Equity issuance, price per share			$ 2.21			$ 2.53			$ 4.38
Gross proceeds from issuing shares			$ 12,000			$ 13,793			$ 10,951
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Increase (decrease) in number of shares outstanding	39,963	2,447,718
Equity issuance, price per share		$ 2.38
Gross proceeds from issuing shares		$ 5,800